Events after the balance sheet date (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Events After Reporting Period [Abstract]
Dividends declared before financial statements authorised for issue, per share(in dollars per share) | $ / shares	$ 0.21
Dividends declared before financial statements authorized for issue | $	$ 4,205